Note 2 - Segment and Revenue Information - Reconciliation (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Statement Line Items [Line Items]
Contribution by segments		$ 87,885	$ 69,991
Other operating income		180	242
Personnel expenses, including share-based remuneration	[1]	(41,423)	(35,499)
Depreciation and amortization		(6,735)	(7,011)
Other operating expenses	[1]	(13,422)	(13,933)
Share of net loss of equity-accounted investees		0	(6)
Finance income		6,723	2,437
Finance expenses		(453)	(26,496)
Foreign exchange gain (loss)		676	(648)
Profit (loss) before income taxes		$ 33,431	$ (10,922)

[1]	Certain personnel and other operating expenses are included as part of "other cost of revenue" in the measure of segment profit. Accordingly, the amounts for personnel and other operating expenses in this reconciliation are not consistent with the equivalent amounts in the Statement of Operations.